NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Jun. 30, 2020
New standards amendments to standards and interpretations [abstract]
NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

New standards, amendments to standards and interpretations effective for the year ended June 30, 2020

During the financial period, the following new and revised accounting standards, amendments to standards and new interpretation were adopted by the Group:

IFRS 16 Leases (Effective date July 1, 2019)

The Group adopted IFRS 16 Leases (“IFRS 16”) on July 1, 2019, using the modified retrospective method.

The Group elected to measure the right of use asset at an amount equal to the lease liabilities for leases previously expensed as operating leases.

The nature of the leases include property rentals, vehicle rentals, and equipment hire.

The equipment hire includes the rental of an electricity generator which was previously classified as a finance lease under IAS 17 Leases (“IAS 17”). The carrying amount of the right-of-use asset and the lease liability at the date of initial application was measured using the carrying amount of the lease asset and lease liability immediately before under IAS 17.

The Group applied the following practical expedients:

•the Group elected not to separate non-lease components and account for the lease and non-lease component as a single lease component;

•leases for which the underlying asset is of low value; and

•short-term leases defined as less than 12 months.

The Group applied the following judgements:

•assessing whether an arrangement contains a lease;

•where the Group has the option to terminate a contract with no more than an insignificant penalty, the lease is no longer deemed to be enforceable. However, in making this assessment management will in addition, take into account the nature of the asset, the alternative procurement of the asset and the general economics of the contract in assessing its enforceability;

•where a lease is on a month to month basis, the lease term is limited to one month’s enforceable period, therefore that lease is excluded from the lease population;

•where a contract includes an option to renew, management will consider whether it is reasonably certain that the option will be exercised. In making this assessment, the historical renewal behaviour will be considered, considering the strategic nature of that asset;

•the determination of the right of use asset to be equal to the lease liability, adjusted for prepaid or accrued lease payments immediately before the date of initial application. This resulted in there being no impact on retained earnings at adoption date; and

•to use the Group’s incremental borrowing rate in discounting the future payments. The weighted average discount rate applied was 10.31% per annum.

There have been no significant changes under IFRS 16 for lessors.

The impact of the adoption of IFRS 16 on the Group’s financial statements is as follows

Amounts in R million	2020
Operating lease commitments at June 30, 2019	37.6
Operating lease commitments at July 1, 2019 discounted using the weighted average incremental borrowing rate at July 1, 2019	(6.7)
Operating lease commitments recognised as lease liabilities on the statement of financial position at July 1, 2019 (not previously recognised)	30.9
Finance lease liabilities previously recognised under IAS 17 at June 30, 2019	11.0
Total lease liabilities recognised at July 1, 2019	41.9

IFRIC 23 Uncertainty over Income Tax Treatments (Effective date July 1, 2019)

IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”) clarifies the accounting for income tax treatments that have yet to be accepted by tax authorities. Specifically, IFRIC 23 provides clarity on how to incorporate this uncertainty into the measurement of tax as reported in the financial statements.

IFRIC 23 does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about:

•judgements made;

•assumptions and other estimates used; and

•the potential impact of uncertainties that are not reflected.

Information about significant judgements, assumptions and estimates related to uncertainties with regard to the measurement of tax as reported in the financial statements are included in the following note:

NOTE 18 INCOME TAX

Annual Improvements to IFRS Standards 2015/2017 Cycle various standards (effective July 1, 2019)

As part of its process to make non-urgent but necessary amendments to IFRS, the IASB has issued the Annual Improvements to IFRS Standards 2015–2017 Cycle. This did not have a material impact on the Group.

3 NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS continued

New standards, amendments to standards and interpretations not yet effective

At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.

Definition of Material (Amendments to IAS 1 and IAS 8) (Effective July 1, 2020)

The amendment clarifies the definition of material to make it easier to understand and provides guidance on how the definition should be applied. The changes in the definition now ensures that the definition is consistent across all IFRS standards and the Conceptual Framework.

•old definition (IAS 1): Omissions or misstatements of items are material if they could, individually or collectively, influence the economic decisions that users make on the basis of the financial statements;

•new definition (IAS 1): Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The definition of material omissions or misstatements from IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors has been removed.

Management has performed a preliminary assessment of the new definition of materiality and has assessed that it is not expected that significant changes will result from the adoption of the new definition of materiality.

Amendments to References to Conceptual Framework in IFRS (Effective July 1, 2020)

The IASB decided to revise the Conceptual Framework because certain important issues were not covered and certain guidance was unclear or out of date. The revised Conceptual Framework, issued by the IASB in March 2018, includes:

•new concepts on measurement including factors to be considered when selecting the measurement basis;

•new concepts on presentation and disclosure, including when to classify income and expenses in other comprehensive income;

•new guidance on when assets and liabilities are removed from financial statements;

•updated definitions of an asset and liability;

•updated recognition criteria for including assets and liabilities in financial statements;

•the revised framework clarified the concepts of prudence, stewardship, measurement uncertainty and substance over form; and

•the IASB also updated references to the Conceptual Framework in IFRS by issuing Amendments to References to the Conceptual Framework in IFRS.

Management has performed a preliminary assessment of the amendments to the References to the Conceptual Framework and has assessed that it is not expected that significant changes will result from the new references to the Conceptual Framework.